PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in other provisions [abstract]
Provisions, start	$ 83.5
Additions	24.8
Business combinations (Note 3)	2.2
Amount used	(45.6)
Reversal of unused amounts	(9.5)
Foreign currency exchange differences	(1.0)
Transfers and others	2.9
Provisions, end	57.3
Current portion	36.7	$ 52.6
Non-current portion	20.6	$ 30.9
Restoration and removal
Reconciliation of changes in other provisions [abstract]
Provisions, start	10.9
Additions	0.1
Business combinations (Note 3)	0.0
Amount used	(1.1)
Reversal of unused amounts	(0.2)
Foreign currency exchange differences	(0.3)
Transfers and others	0.0
Provisions, end	9.4
Current portion	0.0
Non-current portion	9.4
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, start	31.8
Additions	13.2
Business combinations (Note 3)	0.0
Amount used	(29.4)
Reversal of unused amounts	(6.3)
Foreign currency exchange differences	(0.3)
Transfers and others	0.2
Provisions, end	9.2
Current portion	9.2
Non-current portion	0.0
Legal
Reconciliation of changes in other provisions [abstract]
Provisions, start	5.3
Additions	1.1
Business combinations (Note 3)	1.5
Amount used	0.0
Reversal of unused amounts	0.0
Foreign currency exchange differences	(0.3)
Transfers and others	0.4
Provisions, end	8.0
Current portion	7.7
Non-current portion	0.3
Warranties
Reconciliation of changes in other provisions [abstract]
Provisions, start	31.2
Additions	8.5
Business combinations (Note 3)	0.7
Amount used	(15.1)
Reversal of unused amounts	(2.6)
Foreign currency exchange differences	0.0
Transfers and others	2.3
Provisions, end	25.0
Current portion	15.6
Non-current portion	9.4
Other
Reconciliation of changes in other provisions [abstract]
Provisions, start	4.3
Additions	1.9
Business combinations (Note 3)	0.0
Amount used	0.0
Reversal of unused amounts	(0.4)
Foreign currency exchange differences	(0.1)
Transfers and others	0.0
Provisions, end	5.7
Current portion	4.2
Non-current portion	$ 1.5